FINANCIAL INSTRUMENTS (Details) $ in Thousands, in Thousands		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLF ( ) [3]	Dec. 31, 2016 USD ($)		Dec. 31, 2016 CLF ( ) [3]	Dec. 31, 2015 USD ($)
Disclosure Of Financials Instruments [Line items]
Financial liabilities		$ 4,166,535		$ 4,454,380			$ 4,405,444
Financial liabilities, at fair value		5,198,654		5,158,789
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		1,244,939		1,130,679
Hedging liabilities [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		5,256
Financial assets, at fair value		5,256
Financial liabilities		5,393		87,364			$ 227,568
Financial liabilities, at fair value		5,256		87,027
Bank borrowing denominated [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities, at fair value		23,358		23,020
Trade receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		709,983
Financial assets, at fair value		709,983
Financial liabilities				600,589
Financial liabilities, at fair value				600,589
Lease receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		13,106
Financial assets, at fair value		13,106
Financial liabilities				764
Financial liabilities, at fair value				764
Other receivables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		107,363
Financial assets, at fair value		107,363
Financial liabilities				114,530
Financial liabilities, at fair value				114,530
Receivables due from related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		4,544
Financial assets, at fair value		4,544
Financial liabilities				13,462
Financial liabilities, at fair value				13,462
Other financial assets [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	[1]	58,425
Financial assets, at fair value	[1]	58,425
Financial liabilities	[1]			10,903
Financial liabilities, at fair value	[1]			10,903
Financial liabilities at fair value through profit or loss [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		137
Financial assets, at fair value		137
Financial liabilities		137		336
Financial liabilities, at fair value		137		336
Financial liabilities at fair value through profit or loss [member] | Forwards [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		137
Financial assets, at fair value		137
Financial liabilities				336
Financial liabilities, at fair value				336
Financial liabilities at amortized cost [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	[2]	5,002,072
Financial assets, at fair value	[2]	5,198,654
Financial liabilities		5,002,072		5,022,725	[2]
Financial liabilities, at fair value	[2]			5,158,789
Financial liabilities at amortized cost [member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		2,057,746	1,244,939
Financial assets, at fair value		2,135,893	1,333,087
Financial liabilities				2,321,980		1,130,679
Financial liabilities, at fair value				2,480,063		1,078,934
Financial liabilities at amortized cost [member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		835,099
Financial assets, at fair value		870,399
Financial liabilities				891,338
Financial liabilities, at fair value		23,358		926,070
Financial liabilities at amortized cost [member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		717,346
Financial assets, at fair value		717,346
Financial liabilities				537,891
Financial liabilities, at fair value				537,891
Financial liabilities at amortized cost [member] | Payables to related parties [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		11,208
Financial assets, at fair value		11,208
Financial liabilities				3,831
Financial liabilities, at fair value				3,831
Financial liabilities at amortized cost [member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		112,376
Financial assets, at fair value		107,363
Financial liabilities				113,986
Financial liabilities, at fair value		107,363		108,980
Financial liabilities at amortized cost [member] | Bank borrowing denominated [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities		23,358		23,020
Financial assets at fair value through profit or loss, category [member]
Disclosure Of Financials Instruments [Line items]
Financial assets	[4]	74,849
Financial assets, at fair value	[4]	74,849
Financial liabilities	[4]			198,582
Financial liabilities, at fair value	[4]			198,582
Financial assets at fair value through profit or loss, category [member] | Mutual funds investment [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets	[5]	73,170
Financial assets, at fair value	[5]	73,170
Financial liabilities	[5]			195,416
Financial liabilities, at fair value	[5]			195,416
Financial assets at fair value through profit or loss, category [member] | Derivatives [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		1,679
Financial assets, at fair value		1,679
Financial liabilities				3,166
Financial liabilities, at fair value				3,166
Financial assets at fair value through profit or loss, category [member] | Agreements [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		15,426
Financial assets, at fair value		15,426
Financial liabilities				0
Financial liabilities, at fair value				0
Cash and cash equivalents, Category [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		516,716		396,837
Financial assets, at fair value		516,716
Financial liabilities				396,837
Financial liabilities, at fair value				396,837
Cash and cash equivalents, Category [Member] | Time deposits [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		292,105		247,391
Financial assets, at fair value		292,105
Financial liabilities				247,391
Financial liabilities, at fair value				247,391
Cash and cash equivalents, Category [Member] | Cash [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets		209,185
Financial assets, at fair value		209,185
Financial liabilities				149,446
Financial liabilities, at fair value				149,446
Loans and Accounts Receivables [member]
Disclosure Of Financials Instruments [Line items]
Financial assets		1,351,712		1,126,182
Financial assets, at fair value		$ 1,351,712
Financial liabilities				1,126,182
Financial liabilities, at fair value				$ 1,126,182

[1]	Includes guarantee fund for derivatives which correspond to the collateral under swap agreements.
[2]	Financial liabilities measured at amortized cost, other than “Trade and other payables” and derivatives are presented in the consolidated statements of financial position in the line item “Other financial liabilities” as current and non-current based on their maturity.
[3]	The Unidad de Fomento (“U.F.”) is a unit of account that is linked to, and is adjusted daily to reflect changes in the Chilean consumer price index.
[4]	Assets measured at fair value through profit or loss other than mutual funds classified as cash equivalents, are presented in the line item “other financial assets” in the consolidated statements of financial position.
[5]	Although mutual funds are measured at fair value through profit or loss for purposes of the consolidated statements of financial position mutual funds are classified as “Cash and cash equivalents” due to the are highly liquid short-term investment.